Investments in Other Entities (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of joint ventures [abstract]
Summary of Investments in Other Entities	As of December 31, 2025 and 2024 the investment in other entities is comprised of the following:

	2025	2024
Investment in Associates and Joint Ventures	Ps. 10,588	Ps. 10,233

Summary of Associates and Joint Ventures
Details of the investment in associates and joint ventures accounted for under the equity method at the end of the reporting period are as follows:

			Percentage Owned		Carrying Amount
Investee	Principal Activity	Country	2025	2024	2025	2024
Joint ventures:
Planta Nueva Ecología de Tabasco, S.A. de C.V.	Recycling	Mexico	50.0%	50.0%	Ps. 1,247	Ps. 1,392
Fountain Agua Mineral, LTDA	Beverages	Brazil	50.0%	50.0%	962	818
Dispensadoras de Café, S.A.P.I. de C.V.	Services	Mexico	100.0%	50.0%	—	239

Associates:
Promotora Industrial Azucarera, S.A. de C.V. (“PIASA”) (1)	Sugar production	Mexico	36.4%	36.4%	3,871	3,654
Jugos del Valle, S.A.P.I. de C.V. (1)	Beverages	Mexico	28.2%	28.2%	3,793	3,466
Leao Alimentos e Bebidas, LTDA (1)	Beverages	Brazil	25.1%	25.1%	268	212
Industria Envasadora de Querétaro, S.A. de C.V. (“IEQSA”) (1)	Canned bottling	Mexico	26.5%	26.5%	210	195
Industria Mexicana de Reciclaje, S.A. de C.V. (“IMER”) (1)	Recycling	Mexico	35.0%	35.0%	79	91
Alimentos de Soja S.A.U.	Beverages	Argentina	10.7%	10.7%	26	48
Others	Various	Various	Various	Various	132	118
Total					Ps. 10,588	Ps. 10,233
Accounting method:
(1) The Company has significant influence due to the fact that it has power to participate in the financial and operating policy decisions of the investee.